As filed with the Securities and Exchange Commission on August 19, 2016

File No. 333-183155

File No. 811-22732

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 22      X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 24      X

____________________________________________

RECON CAPITAL SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

c/o Recon Capital Advisors, LLC, 1 Landmark Square, 8th Floor, Stamford, Connecticut 06901

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 900-1400

_______________________________________________________________

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copies of communications to:

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036-1600

It is proposed that this filing will become effective (check appropriate box)

Immediately upon filing pursuant to paragraph (b)
X	On September 16, 2016 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

__X__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 17 to its Registration Statement (which would have been automatically effective on June 27, 2016) until September 16, 2016. Parts A, B and C of Registrant’s Post-Effective Amendment No. 17 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940, filed on April 11, 2016, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 22 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Stamford, and State of Connecticut, on the 19th day of August, 2016.

Recon Capital Series Trust
By:	/s/ Garrett K. Paolella
Name:	Garrett K. Paolella
Title:	Trustee, President, Chief Executive Officer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following person in the capacities indicated on August 19, 2016.

Signature	Title	Date

/s/ Garrett K. Paolella	Trustee, President, Chief Executive Officer and Chief Financial Officer	August 19, 2016
Garrett K. Paolella

/s/ Richard M. Keary*	Trustee	August 19, 2016
Richard M. Keary

/s/ John L. Jacobs*	Trustee	August 19, 2016
John L. Jacobs

/s/ Robinson C. Jacobs*	Trustee	August 19, 2016
Robinson C. Jacobs

/s/ Mark W. Buckley-Jones*	Trustee	August 19, 2016
Mark W. Buckley-Jones

*By:	/s/ Garrett K. Paolella
Garrett K. Paolella

Attorney-in-Fact, pursuant to Powers of Attorney filed on August 24, 2015 or filed herewith and incorporated by reference herein